Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

In addition to the transactions disclosed elsewhere in these condensed consolidation financial statements, the Group had the following transactions with related parties during the period:

	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(audited)
Marketing services income	2,727	2,737
Stock-borrowing received from the ultimate holding company	2,073	-